Derivative financial instruments - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sakes and purchases			$ (2,153)	$ (2,504)	$ (1,983)
Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred gain (loss) on derivatives			949	577
Derivatives held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	$ 250	$ 123
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement			(160)	351	$ (1,420)
Currency risk | Highly probable forecast capital expenditure | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	386		150	386
Currency risk | Highly probable forecast capital expenditure | Cash flow hedges | Within one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	304		150	304
Currency risk | Highly probable forecast capital expenditure | Cash flow hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	82		$ 0	82
Interest rate risk | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument			2.36%
Notional amount	24,513		$ 13,442	24,513
Interest rate risk | Fair value hedges | Within one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,694		3,000	2,694
Interest rate risk | Fair value hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,324		$ 2,576	2,324
Currency and interest rate risk | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument			3.27%
Notional amount	16,580		$ 21,296	16,580
Currency and interest rate risk | Fair value hedges | Within one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	0		882	0
Currency and interest rate risk | Fair value hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,245		$ 672	$ 1,245